Filed with the U.S. Securities and Exchange Commission on October 27, 2020
1933 Act Registration File No. 333-198603
1940 Act File No. 811-22995
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 43	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒
(Check appropriate box or boxes.)

TRIMTABS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas
2nd Floor
New York, NY 10105
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  212-217-2470

Name and Address of Agent for Service:	With a copy to:
Stellar Corporate Services LLC	Stradley Ronon Stevens & Young LLP
3500 South Dupont Highway	Attn: Fabio Battaglia
Dover, County of Kent, Delaware 19901	2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 16, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 42 (the “Amendment”) relating to the TrimTabs Donoghue Forlines Risk Managed Innovation ETF and the TrimTabs Donoghue Forlines Tactical High Yield ETF was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “Securities Act”) on August 14, 2020, and pursuant to Rule 485(a)(2) would have become effective on October 28, 2020.

This Post-Effective Amendment No. 43 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating November 16, 2020, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 43 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 43 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of October, 2020.

TRIMTABS ETF TRUST

By:	/s/ Janet F. Johnston
Janet F. Johnston
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 43 to its Registration Statement has been signed below on October 27, 2020 by the following persons in the capacities indicated.

Signature	Title
/s/ Janet F. Johnston Janet F. Johnston	President and Principal Executive Officer
/s/ Vince (Qijun) Chen Vince (Qijun) Chen	Principal Financial Officer
/s/ Charles Biderman * Charles Biderman	Trustee
/s/ Stephen J. Posner * Stephen J. Posner	Trustee
/s/ David A. Kelly* David A. Kelly	Trustee
* By: /s/ Janet F. Johnston * Signatures affixed by Janet F. Johnston pursuant to powers of attorney dated November 25, 2019.